Davis Opportunity Fund
Fund Summary: Davis Opportunity Fund
Investment Objective
Davis Opportunity Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis Opportunity Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Opportunity Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Opportunity Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) Fees	0.23%	1.00%	1.00%	none
Other Expenses	0.24%	0.43%	0.27%	0.22%
Total Annual Operating Expenses	1.02%	1.98%	1.82%	0.77%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Opportunity Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	574	784	1,011	1,664
Class B shares	601	921	1,268	1,941
Class C shares	285	573	985	2,137
Class Y shares	79	246	428	954

Expense Example, No Redemption Davis Opportunity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	574	784	1,011	1,664	574	784	1,011	1,664
Class B shares	201	621	1,068	1,941	201	621	1,068	1,941
Class C shares	185	573	985	2,137	185	573	985	2,137
Class Y shares	79	246	428	954	79	246	428	954

Portfolio Turnover
Davis Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio. Davis Opportunity Fund's portfolio turnover rate increased from 24% in 2010 to 53% in 2011. Portfolio turnover was higher than its historical average (but still below the peer group averages) primarily due to a restructuring of the portfolio when a new portfolio manager was added.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Opportunity Fund's assets in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts convertible bonds, and other forms of equity securities) issued by companies across the spectrum of market capitalizations. Although the Fund invests primarily in U.S. companies, it may also invest in foreign companies.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis Opportunity Fund

You may lose money by investing in Davis Opportunity Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Russell 3000(R) Index, a broad based securities market index. Davis Opportunity Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance in 2010. The rapid appreciation was an unusual occurrence and such performance may not continue in the future. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Davis Opportunity Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Opportunity Fund	Past 1 Year	Past 5 Years	Past 10 Years
Russell 3000® Index - reflects no deduction for fees, expenses or taxes	1.03%	(0.01%)	3.51%
Class A shares	(8.22%)	(3.77%)	3.79%
Class A shares return after taxes on distributions	(8.63%)	(4.14%)	3.49%
Class A shares return after taxes on distributions and sale of fund shares	(4.88%)	(3.18%)	3.30%
Class B shares	(8.36%)	(4.04%)	3.72%
Class C shares	(5.33%)	(3.58%)	3.49%
Class Y shares	(3.38%)	(2.52%)	4.64%

Davis Opportunity Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 25.18% for the quarter ended June 30, 2003

Lowest (24.35%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2012 (not annualized) was 10.78%.

Davis Government Bond Fund
Fund Summary: Davis Government Bond Fund
Investment Objective
Davis Government Bond Fund's investment objective is current income.
Fees and Expenses of Davis Government Bond Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Government Bond Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Government Bond Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) Fees	0.21%	1.00%	1.00%	none
Other Expenses	0.23%	0.36%	0.29%	0.30%
Total Annual Operating Expenses	0.74%	1.66%	1.59%	0.60%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Government Bond Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	547	700	867	1,350
Class B shares	569	823	1,102	1,604
Class C shares	262	502	866	1,889
Class Y shares	61	192	335	750

Expense Example, No Redemption Davis Government Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	547	700	867	1,350	547	700	867	1,350
Class B shares	169	523	902	1,604	169	523	902	1,604
Class C shares	162	502	866	1,889	162	502	866	1,889
Class Y shares	61	192	335	750	61	192	335	750

Portfolio Turnover
Davis Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the Fund's portfolio will maintain a weighted average maturity of three years or less.
Principal Risks of Investing in Davis Government Bond Fund

You may lose money by investing in Davis Government Bond Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the value of fixed income securities.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Davis Government Bond Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Government Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
Citigroup U.S. Treasury/Agency 1-3 Year Index - reflects no deduction for fees, expenses or taxes	1.52%	3.76%	3.37%
Class A shares	(2.83%)	2.40%	2.56%
Class A shares return after taxes on distributions	(3.63%)	1.31%	1.43%
Class A shares return after taxes on distributions and sale of fund shares	(1.84%)	1.41%	1.51%
Class B shares	(2.90%)	2.15%	2.55%
Class C shares	0.16%	2.60%	2.27%
Class Y shares	2.16%	3.48%	3.21%

Davis Government Bond Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 3.94% June 30, 2002

Lowest (2.77%) June 30, 2004

Total return for the three months ended March 31, 2012 (not annualized) was 0.40%.

Davis Government Bond Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 2.32%

You can obtain Davis Government Bond Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Government Money Market Fund
Fund Summary: Davis Government Money Market Fund
Investment Objective
Davis Government Money Market Fund's investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and Expenses of Davis Government Money Market Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Money Market Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Government Money Market Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	none	none	none	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Government Money Market Fund		Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees		0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) Fees		none	none	none	none
Other Expenses		0.14%	0.14%	0.14%	0.14%
Total Annual Operating Expenses		0.63%	0.63%	0.63%	0.63%
Less Fee Waiver or Expense Reimbursement	[1]	(0.51%)	(0.51%)	(0.51%)	(0.51%)
Net Expenses		0.12%	0.12%	0.12%	0.12%
[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2013. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Government Money Market Fund for the time periods indicated. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	64	202	351	786
Class B shares	64	202	351	786
Class C shares	64	202	351	786
Class Y shares	64	202	351	786

Expense Example, No Redemption Davis Government Money Market Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	64	202	351	786	64	202	351	786
Class B shares	64	202	351	786	64	202	351	786
Class C shares	64	202	351	786	64	202	351	786
Class Y shares	64	202	351	786	64	202	351	786

Principal Investment Strategies

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Principal Risks of Investing in Davis Government Money Market Fund

The principal risks of investing in the Fund are:

  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the value of fixed income securities.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance Results
The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Calendar year total returns for all classes of shares

Davis Government Money Market Fund Average Annual Total Returns
for the periods ended December 31, 2011
Average Annual Total Returns Davis Government Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares	0.03%	1.44%	1.71%
Class B shares	0.03%	1.44%	1.71%
Class C shares	0.03%	1.44%	1.71%
Class Y shares	0.03%	1.44%	1.71%

Davis Government Money Market Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 1.20% December 31, 2006

Lowest 0.00% December 31, 2011

Total return for the three months ended March 31, 2012 (not annualized) was 0.04%.

Davis Government Money Market Fund 7-Day SEC Yield, Class A, B, C & Y Shares

as of December 31, 2011

7-Day SEC Yield 0.00%

You can obtain Davis Government Money Market Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Financial Fund
Fund Summary: Davis Financial Fund
Investment Objective
Davis Financial Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis Financial Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Financial Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Financial Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Financial Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) Fees	0.16%	1.00%	1.00%	none
Other Expenses	0.20%	0.47%	0.26%	0.20%
Total Annual Operating Expenses	0.91%	2.02%	1.81%	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Financial Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Financial Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	563	751	955	1,541
Class B shares	605	934	1,288	1,926
Class C shares	284	569	980	2,127
Class Y shares	77	240	417	930

Expense Example, No Redemption Davis Financial Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	563	751	955	1,541	563	751	955	1,541
Class B shares	205	634	1,088	1,926	205	634	1,088	1,926
Class C shares	184	569	980	2,127	184	569	980	2,127
Class Y shares	77	240	417	930	77	240	417	930

Portfolio Turnover
Davis Financial Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts, convertible bonds, and other forms of equity securities). Although the Fund invests primarily in U.S. companies, it may also invest in foreign companies.

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis Financial Fund

You may lose money by investing in Davis Financial Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Concentrated Portfolio risk. The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
  Financial Services risk. Investing in the financial services sector may cause the Fund to be more sensitive to problems affecting financial companies.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Credit risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. In 2009, the Fund received a favorable class action settlement from a company which it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower)

Davis Financial Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Financial Fund	Past 1 Year	Past 5 Years	Past 10 Years
S&P 500® Index - reflects no deduction for fees, expenses or taxes	2.11%	(0.25%)	2.92%
Class A shares	(13.34%)	(6.23%)	1.46%
Class A shares return after taxes on distributions	(14.48%)	(7.08%)	0.85%
Class A shares return after taxes on distributions and sale of fund shares	(7.17%)	(5.22%)	1.26%
Class B shares	(13.37%)	(6.59%)	1.32%
Class C shares	(10.67%)	(6.15%)	1.06%
Class Y shares	(8.90%)	(5.20%)	2.10%

Davis Financial Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 28.82% for the quarter ended June 30, 2009

Lowest (27.10%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2012 (not annualized) was 14.26%.

Davis Appreciation & Income Fund
Fund Summary: Davis Appreciation & Income Fund
Investment Objective
Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income.
Fees and Expenses of Davis Appreciation & Income Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Appreciation & Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Appreciation & Income Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Appreciation & Income Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) Fees	0.20%	1.00%	1.00%	none
Other Expenses	0.18%	0.29%	0.19%	0.19%
Total Annual Operating Expenses	0.93%	1.84%	1.74%	0.74%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Appreciation & Income Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Appreciation & Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	565	757	965	1,564
Class B shares	587	879	1,195	1,808
Class C shares	277	548	944	2,052
Class Y shares	76	237	411	918

Expense Example, No Redemption Davis Appreciation & Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	565	757	965	1,564	565	757	965	1,564
Class B shares	187	579	995	1,808	187	579	995	1,808
Class C shares	177	548	944	2,052	177	548	944	2,052
Class Y shares	76	237	411	918	76	237	411	918

Portfolio Turnover
Davis Appreciation & Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Appreciation & Income Fund's assets in convertible securities, common stock, preferred stock, bonds, and cash. Although the Fund invests primarily in U.S. companies, it may also invest in foreign companies.

The Fund's investments in common stock issued by companies across the spectrum of market capitalizations are purchased primarily for their growth potential. Fixed income securities, including both investment grade and high-yield, high-risk debt securities, are purchased both for current income and to provide diversification. Convertible securities, which include both preferred stock and bonds, may be "converted" into common stock if the company grows, offer both growth potential, some income, and may provide downside protection. In the current market, Davis Advisors' portfolio managers expect to continue investing a significant portion of the Fund's assets in convertible securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis Appreciation & Income Fund

You may lose money by investing in Davis Appreciation & Income Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Convertible Securities risk. The Fund often invests a substantial portion of its assets in convertible securities. Convertible securities are often lower-quality debt securities.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the value of fixed income securities.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Overburdened Issuers risk. Issuers of high-yield, high-risk debt securities are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline.
  Priority risk. Issuers of high-yield, high-risk debt securities are likely to have a substantial amount of other debt which will be senior to the high-yield, high-risk debt securities. An issuer must be current on its senior obligations before it can pay bondholders.
  Difficult to Resell risk. Many investors simply do not want high-yield, high-risk debt securities, and others are prohibited from buying them.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower)

Davis Appreciation & Income Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Appreciation & Income Fund	Past 1 Year	Past 5 Years	Past 10 Years
S&P 500® Index - reflects no deduction for fees, expenses or taxes	2.11%	(0.25%)	2.92%
Class A shares	(11.85%)	(1.18%)	5.04%
Class A shares return after taxes on distributions	(12.11%)	(1.79%)	4.15%
Class A shares return after taxes on distributions and sale of fund shares	(7.41%)	(1.20%)	4.02%
Class B shares	(11.95%)	(1.45%)	4.91%
Class C shares	(9.12%)	(1.01%)	4.67%
Class Y shares	(7.30%)	0.03%	5.80%

Davis Appreciation & Income Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 23.58% for the quarter ended September 30, 2009

Lowest (28.75%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2012 (not annualized) was 11.67%.

Davis Appreciation & Income Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 1.34%

You can obtain Davis Appreciation & Income Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Real Estate Fund
Fund Summary: Davis Real Estate Fund
Investment Objective
Davis Real Estate Fund's investment objective is total return through a combination of growth and income.
Fees and Expenses of Davis Real Estate Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Real Estate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Real Estate Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Real Estate Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) Fees	0.21%	1.00%	1.00%	none
Other Expenses	0.32%	0.64%	0.34%	0.24%
Total Annual Operating Expenses	1.08%	2.19%	1.89%	0.79%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Real Estate Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	580	802	1,042	1,730
Class B shares	622	985	1,375	2,109
Class C shares	292	594	1,021	2,212
Class Y shares	81	252	439	978

Expense Example, No Redemption Davis Real Estate Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	580	802	1,042	1,730	580	802	1,042	1,730
Class B shares	222	685	1,175	2,109	222	685	1,175	2,109
Class C shares	192	594	1,021	2,212	192	594	1,021	2,212
Class Y shares	81	252	439	978	81	252	439	978

Portfolio Turnover
Davis Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio. Davis Real Estate Fund's portfolio turnover rate increased from 43% in 2010 to 68% in 2011. Davis Advisors is a long-term buy-and-hold investor, but when market volatility brings companies we want to own into our price range or prices companies we own above our estimate of intrinsic value, we will adjust the portfolio. This occurred more often in 2011 than in 2010.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts, convertible bonds, and other forms of equity securities). Although the Fund invests primarily in U.S. companies, it may also invest in foreign companies.

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Fund's real estate securities are, and will likely continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis Real Estate Fund

You may lose money by investing in Davis Real Estate Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Concentrated Portfolio risk. The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
  Real Estate risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower)

Davis Real Estate Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Real Estate Fund	Past 1 Year	Past 5 Years	Past 10 Years
S&P 500® Index - reflects no deduction for fees, expenses or taxes	2.11%	(0.25%)	2.92%
Wilshire U.S. Real Estate Securities Index - reflects no deduction for fees, expenses or taxes	8.56%	(2.15%)	10.15%
Class A shares	4.46%	(5.66%)	8.20%
Class A shares return after taxes on distributions	4.00%	(6.80%)	6.71%
Class A shares return after taxes on distributions and sale of fund shares	2.90%	(4.94%)	6.83%
Class B shares	4.42%	(5.97%)	8.14%
Class C shares	7.80%	(5.50%)	7.90%
Class Y shares	9.97%	(4.41%)	9.13%

Davis Real Estate Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 32.10% for the quarter ended June 30, 2009

Lowest (42.31%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2012 (not annualized) was 10.87%.

Davis Real Estate Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 1.68%

You can obtain Davis Real Estate Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.